UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     July 10, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $50,265 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2049    38500 SH       Sole                    38500        0        0
ANHEUSER BUSCH COS INC         COM              035229103     1550    34000 SH       Sole                    34000        0        0
ANWORTH MORTGAGE ASSET CP      COM              037347101      252    30400 SH       Sole                    30400        0        0
APPLE COMPUTER INC             COM              037833100     1145    20000 SH       Sole                    20000        0        0
ASSURANT INC                   COM              04621X108     1917    39600 SH       Sole                    39600        0        0
BANK OF AMERICA CORPORATION    COM              060505104      481    10000 SH       Sole                    10000        0        0
BANKRATE INC                   COM              06646V108      283     7500 SH       Sole                     7500        0        0
CIT GROUP INC                  COM              125581108     2092    40000 SH       Sole                    40000        0        0
CROCS INC                      COM              227046109      604    24000 SH       Sole                    24000        0        0
DELL INC                       COM              24702R101     1223    50000 SH       Sole                    50000        0        0
DOMINOS PIZZA INC              COM              25754A201     1039    42000 SH       Sole                    42000        0        0
E TRADE FINANCIAL CORP         COM              269246104      573    25100 SH       Sole                    25100        0        0
EVEREST RE GROUP LTD           COM              G3223R108     3463    40000 SH       Sole                    40000        0        0
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      730    46700 SH       Sole                    46700        0        0
JABIL CIRCUIT INC              COM              466313103     1280    50000 SH       Sole                    50000        0        0
KERZNER INTERNATIONAL LTD      SHS              P6065Y107     3964    50000 SH       Sole                    50000        0        0
KLA-TENCOR CORP                COM              482480100     1039    25000 SH       Sole                    25000        0        0
KNIGHT CAPITAL GROUP INC       CL A             499005106      618    40600 SH       Sole                    40600        0        0
LEGG MASON INC                 COM              524901105      438     4400 SH       Sole                     4400        0        0
LEHMAN BROS HLDGS INC          COM              524908100     1551    23800 SH       Sole                    23800        0        0
MCCLATCHY CO                   CL A             579489105     1003    25000 SH       Sole                    25000        0        0
MCDONALDS CORP                 COM              580135101     1579    47000 SH       Sole                    47000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604      521    50000 SH       Sole                    50000        0        0
OPTEUM INC                     CL A             68384A100      239    26500 SH       Sole                    26500        0        0
QUEST SOFTWARE INC             COM              74834T103      700    50000 SH       Sole                    50000        0        0
SAFEWAY INC                    COM NEW          786514208     1300    50000 SH       Sole                    50000        0        0
SOUTHWEST AIRLS CO             COM              844741108     1244    76000 SH       Sole                    76000        0        0
STARBUCKS CORP                 COM              855244109     1322    35000 SH       Sole                    35000        0        0
SYNOVUS FINL CORP              COM              87161C105     1484    55400 SH       Sole                    55400        0        0
TARGET CORP                    COM              87612E106     1368    28000 SH       Sole                    28000        0        0
UCBH HOLDINGS INC              COM              90262T308      571    34500 SH       Sole                    34500        0        0
VERISIGN INC                   COM              92343E102     3823   165000 SH       Sole                   165000        0        0
VERISIGN INC                   COM              92343E102     4634   200000 SH  PUT  Sole                   200000        0        0
VERIZON COMMUNICATIONS         COM              92343V104     4186   125000 SH       Sole                   125000        0        0
WTS RAINMAKER SYS INC EXP22009 WTS              009394416        0    66660 SH       Sole                    66660        0        0